Related party transactions	12 Months Ended
Mar. 29, 2020
Related Party [Abstract]
Related party transactions
Related party transactions
The Company enters into transactions from time to time with its principal shareholders and organizations affiliated with members of the Board of Directors by incurring expenses for business services. During the year ended March 29, 2020, the Company incurred expenses with related parties of $1.7 (March 31, 2019 - $1.0, March 31, 2018 - $1.3) from companies related to certain shareholders. Net balances owing to related parties as at March 29, 2020 were $0.4 (March 31, 2019 - $0.1).
With the initial application of IFRS 16, the Company has recognized a lease liability to the Baffin Vendor for the leased premises; the lease liability as at March 29, 2020 was $5.3. During the year ended March 29, 2020, the Company paid principal and interest on the lease liability and other operating costs to entities affiliated with the Baffin Vendor totalling $1.4 (March 31, 2019 - $0.6). In connection with the acquisition of Baffin, the Company agreed to acquire the inventories in transit and purchases of such inventories in the year ended March 31, 2019 amounted to $3.0. No amounts were owing to Baffin entities as at March 29, 2020 and March 31, 2019. Furthermore, $3.0 is payable to the Baffin Vendor on November 1, 2020 and will be charged to expense over two years (note 5).
Terms and conditions of transactions with related parties
Transactions with related parties are conducted on terms pursuant to an approved agreement, or are approved by the Board of Directors.
Key management compensation
Key management consists of the Board of Directors, the President and Chief Executive Officer and the executives who report directly to the President and Chief Executive Officer.

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Short term employee benefits	9.1	13.2	10.4
Long term employee benefits	0.1	0.1	—
Termination benefits	—	—	0.2
Share-based compensation	5.9	2.9	1.6
Compensation expense	15.1	16.2	12.2